Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 295,368	$ 129,318	$ 325,472
Prepaid expenses	48,786	55,867	9,143
Deferred offering costs	7,355,767	427,898
Other current assets	2,767	4,179
Total current assets	7,702,688	617,262	334,615
LONG-TERM ASSETS
Property and equipment, net	91,168	95,425	85,573
Patents, net	273,299	273,601	197,913
Security deposit	1,500	1,500	1,500
Long-term assets	365,967	370,526	284,986
TOTAL ASSETS	8,068,655	987,788	619,601
CURRENT LIABILITIES
Accounts payable	1,802,427	1,868,689	1,025,007
Accrued liabilities	213,024	79,556	7,925
Credit card payable	3,795	3,636	37,399
Current portion of note payable	8,674	8,524	7,950
Total current liabilities	2,027,920	1,960,405	1,078,281
NONCURRENT LIABILITIES
Note payable, net of current portion	8,333	10,558	19,086
Total liabilities	2,036,253	1,970,963	1,097,367
Commitments and Contingencies (See Note 11)
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.0002 par value, 200,000,000 shares authorized, 29,120,905 shares and 28,844,643 issued and outstanding at December 31, 2024, and December 31 2023, respectively, net of treasury stock, 2,500,000 shares at cost		5,822	5,769
Common stock, value	6,465	6,322
Treasury stock, 2,500,000 at cost	(500)	(500)
Additional paid-in capital, net of offering costs	23,937,941	14,984,561	10,924,624
Subscription receivable	(12,784)	(53,003)	(25,505)
Accumulated deficit	(17,898,720)	(15,920,555)	(11,382,654)
Total stockholders’ equity (deficit)	6,032,402	(983,175)	(477,766)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 8,068,655	$ 987,788	$ 619,601